Minimum capital requirements - Capital ratios (Details)	Dec. 31, 2018	Dec. 31, 2017
Minimum capital requirements
Net Capital / Required Capital	1.99	1.97
Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk	11.04%	10.83%
Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements	7.90%	7.60%
Basic Capital / Assets subject to Credit, Market and Operating Risk	12.32%	12.17%
Basic Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements	9.40%	9.10%
Net Capital / Assets subject to Credit Risk	22.74%	20.82%
Net Capital / Assets subject to Credit, Market and Operating Risk	15.91%	15.73%
Net Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements	11.40%	11.10%